Segment Information - Total asset allocation (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Segment Reporting [Line Items]
Total assets	$ 85,007	$ 94,009
Operating Segments | High-Pressure Controls
Segment Reporting [Line Items]
Total assets	18,237	17,392
Corporate
Segment Reporting [Line Items]
Total assets	$ 66,770	$ 76,617